SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is March 29, 2018.

For the MFS® Funds listed below:

MFS® ABSOLUTE RETURN FUND
MFS® AGGRESSIVE GROWTH ALLOCATION FUND
MFS® BLENDED RESEARCH® GROWTH EQUITY FUND
MFS® BLENDED RESEARCH® MID CAP EQUITY FUND
MFS® BLENDED RESEARCH® SMALL CAP EQUITY FUND
MFS® BLENDED RESEARCH® VALUE EQUITY FUND
MFS® CONSERVATIVE ALLOCATION FUND

MFS® EMERGING MARKETS EQUITY FUND
MFS® GROWTH ALLOCATION FUND
MFS® INTERNATIONAL DIVERSIFICATIONSM FUND
MFS® INTERNATIONAL GROWTH FUND
MFS® INTERNATIONAL VALUE FUND
MFS® MANAGED WEALTH FUND
MFS® MODERATE ALLOCATION FUND

After March 29, 2018, MFS Absolute Return Fund will be terminated. After March 29, 2018, all references and information related to MFS Absolute Return Fund are hereby deleted in their entirety.
Effective immediately, in the table within the sub-section entitled "Ownership By Trustees and Officers" under the main heading entitled "APPENDIX C – SHARE OWNERSHIP," John A. Caroselli's "Aggregate Dollar Range of Equity Securities in All MFS Funds Overseen by Trustee" as of December 31, 2016, is restated as "B."

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